UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund (NMZ)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	National – 1.8% (1.3% of Total Investments)
$ 5,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 6.000%, 12/31/45 (Mandatory	4/19 at 100.00	Aaa	$ 5,202,050
	put 4/30/19) (Alternative Minimum Tax)
	Alabama – 1.8% (1.3% of Total Investments)
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	944,670
	Mountain Management LLC Project,Series 2010, 8.750%, 8/01/30
1,945	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,320,947
2,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	1,746,900
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	No Opt. Call	BBB	975,470
	Series 2004A, 5.250%, 1/01/14
5,945	Total Alabama			4,987,987
	Alaska – 0.2% (0.1% of Total Investments)
450	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2009, 5.625%, 9/01/29	9/18 at 100.00	Aa2	461,840
	Arizona – 7.1% (5.2% of Total Investments)
394	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/12 at 100.00	N/R	395,978
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	5/11 at 100.00	N/R	1,908,680
	Privado Park Apartments Project, Series 2006A, 5.000%, 11/01/46 (Mandatory put 11/01/15)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/14 at 100.00	CC	5,002,032
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
150	6.375%, 11/01/13	11/11 at 103.00	N/R	151,427
790	7.250%, 11/01/23	11/11 at 103.00	N/R	739,756
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,548,010
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	469,189
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
355	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	N/R	416,724
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BBB–	410,935
	Education Center Project, Series 2010, 6.100%, 6/01/45
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	BBB–	1,037,956
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds,	12/17 at 102.00	N/R	923,730
	Series 2008, 7.000%, 12/01/27
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
1,000	5.500%, 12/01/29	No Opt. Call	A	934,330
5,000	5.000%, 12/01/37 (5)	No Opt. Call	A	4,254,450
1,000	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds,	4/14 at 100.00	N/R	965,780
	Series 2007, 4.700%, 4/01/22
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	868,530
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24
23,324	Total Arizona			20,027,507
	California – 10.0% (7.3% of Total Investments)
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2002A, 5.250%, 9/01/17	9/12 at 102.00	Baa3	944,990
1,810	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BBB	1,210,800
	Sonoma County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
685	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/11 at 100.00	N/R	453,360
	Hospital, Series 1993, 5.750%, 5/15/15 (6)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	8/18 at 100.00	AA–	1,484,010
	Bond Trust 3103, 14.368%, 8/15/38 (IF)
500	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	434,360
	of Central California, Series 2007, 5.250%, 2/01/27
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	CCC+	895,720
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (7)
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	2,839,268
	2004A, 7.750%, 3/01/34
1,825	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	766,628
	Option Bond Trust 3048, 17.147%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	17.307%, 11/15/38 (IF)	5/18 at 100.00	AA–	314,241
1,000	18.396%, 11/15/48 (IF)	5/18 at 100.00	AA–	413,520
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	904,802
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA+	234,600
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.283%, 6/01/45 –
	AMBAC Insured (IF)
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	328,215
	Bonds, Series 2007A-1, 5.750%, 6/01/47
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,023,660
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
335	Lancaster Redevelopment Agency, California, Combined Project Areas Housing Programs, Tax	8/19 at 100.00	A	343,656
	Allocation Bonds, Series 2009, 6.875%, 8/01/39
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,722,924
	District 3, Series 2004, 5.950%, 9/01/34
1,125	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	780,615
	Airport, Tender Option Bond Trust 10-27B, 17.742%, 5/15/40 (IF)
3,190	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds,	12/12 at 102.00	B–	3,181,387
	Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
800	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/14 at 100.00	N/R	697,160
	Community Facilities District, Series 2004, 5.550%, 9/01/29
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	1,026,280
2,175	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,899,014
	6.000%, 11/01/41
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683,	8/17 at 100.00	AA	156,690
	17.382%, 8/01/37 – NPFG Insured (IF) (5)
1,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	Baa1	1,132,425
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation
	Bonds, Tender Option Bond Trust 11863:
500	17.370%, 8/01/34 (IF)	8/18 at 100.00	Aa3	282,940
1,500	17.370%, 8/01/34 (IF)	8/18 at 100.00	Aa3	848,820
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,011,614
	District 2001-1, Series 2004A, 6.125%, 9/01/39
40,615	Total California			28,331,699
	Colorado – 7.7% (5.6% of Total Investments)
1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation	12/13 at 102.00	N/R	950,466
	Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39
6	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R (4)	6,861
	2003, 7.500%, 12/01/33 (Pre-refunded 12/01/13)
650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/11 at 100.00	Ba1 (4)	677,248
	East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar	5/14 at 101.00	N/R	2,829,400
	Chavez Academy, Series 2003, 8.000%, 5/01/34
410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel	12/11 at 100.00	AAA	432,751
	Academy Charter School, Series 2003, 7.300%, 12/01/23 (Pre-refunded 12/01/11)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	749,030
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AA+	873,000
	Series 2006C-1, Trust 1090, 14.848%, 10/01/41 – AGM Insured (IF)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,
	Series 2008, Trust 1088:
260	17.336%, 3/01/34 (IF) (5)	9/16 at 100.00	AA	138,767
1,000	18.274%, 9/01/41 (IF) (5)	9/16 at 100.00	AA	533,720
1,000	E-470 Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2007D-1, 5.500%,	9/15 at 100.00	Baa1	981,490
	9/01/24 – NPFG Insured
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	No Opt. Call	N/R	2,790,087
	Series 2007, 6.750%, 1/01/34
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	N/R	1,142,438
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/16 at 100.00	N/R	723,950
	Series 2007, 5.500%, 12/01/27
1,990	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	2,011,930
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,460,745
	8.000%, 12/01/25
3,565	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	3,724,890
	Utilities, Series 2008, 6.500%, 11/15/38
1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	904,060
	Activity Bonds, Series 2010, 6.000%, 1/15/41
1,000	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation	12/13 at 100.00	N/R	1,008,560
	Bonds, Series 2004, 6.750%, 12/01/33
24,491	Total Colorado			21,939,393
	Connecticut – 0.4% (0.3% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,010,730
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	District of Columbia – 0.1% (0.1% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	BBB	217,031
	Series 2001, 6.500%, 5/15/33
	Florida – 11.9% (8.7% of Total Investments)
1,440	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/14 at 100.00	N/R	700,229
	5.500%, 5/01/36
5,335	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A,	5/13 at 101.00	N/R	4,945,438
	6.900%, 5/01/35
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	718,522
	11/01/20 (Alternative Minimum Tax)
1,000	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A+	996,350
	Bonds, Series 2003, 6.400%, 5/01/33 (WI/DD, Settling 2/01/11)
8,205	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001,	5/14 at 103.25	N/R	7,894,850
	7.250%, 5/01/32
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	2,790,750
	The Florida Proton Therapy Institute Project, Series 2007, 6.250%, 9/01/27
2,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/11 at 100.00	BB+	2,013,000
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,370	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/20 at 100.00	A	1,337,737
	Hospital, Series 2010A, 6.000%, 8/01/30
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 17.936%,	10/18 at 100.00	AA+	622,000
	4/01/32 – AGC Insured (Alternative Minimum Tax) (IF) (5)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	AA+	952,750
	11834, 17.385%, 10/01/33 – AGM Insured (IF)
3,585	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/12 at 100.00	N/R	3,017,387
	Lake Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,920	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	1,250,611
	Series 2004, 5.750%, 5/01/35
1,000	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish	7/17 at 100.00	N/R	746,680
	Housing Council, Inc., Series 2007, 5.750%, 7/01/45
500	South Village Community Development District, Clay County, Florida, Capital Improvement	5/13 at 100.00	N/R	341,910
	Revenue Bonds, Series 2005A, 5.700%, 5/01/35
950	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	690,204
	5.400%, 5/01/37
1,715	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	1,142,430
	6.650%, 5/01/40
4,485	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	3,614,282
	6.125%, 5/01/35
39,455	Total Florida			33,775,130
	Georgia – 1.7% (1.3% of Total Investments)
500	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/11 at 100.00	BBB–	481,935
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	608,410
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,840	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	1,791,295
	Terrace, Series 2003, 7.625%, 12/01/33
2,000	Lavonia Hospital Authority, Georgia, Revenue Anticpation Certificates, Ty Cobb Regional	12/20 at 100.00	AA+	1,983,340
	Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured (5)
5,340	Total Georgia			4,864,980
	Guam – 0.5% (0.4% of Total Investments)
1,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	1,547,913
	Hawaii – 0.8% (0.6% of Total Investments)
960	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of	2/17 at 100.00	N/R	750,941
	Maui, Series 2007, 5.500%, 1/01/37
1,655	Hawaii State Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian	7/19 at 100.00	Baa1	1,655,099
	Electric Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,615	Total Hawaii			2,406,040
	Illinois – 9.2% (6.7% of Total Investments)
1,000	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	12/11 at 100.00	N/R	999,060
	8.500%, 6/15/23
900	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	6/11 at 100.00	N/R	897,264
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
960	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	7/11 at 100.00	N/R	912,288
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,875	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A,	5/20 at 100.00	N/R	1,768,181
	8.000%, 5/15/46
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	845,950
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss	10/16 at 100.00	N/R	661,500
	Hospital, Series 2006, 6.750%, 10/01/46 (6)
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,066,730
1,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	838,120
	5.500%, 8/01/37
3,850	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/19 at 100.00	BBB	3,979,591
	Series 2009, 7.000%, 8/15/44
1,350	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds,	8/13 at 100.00	Aa2	1,240,434
	Sinai Health System, Series 2003, 5.150%, 2/15/37
7,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	AA+	7,860,684
	5.750%, 7/01/29 (UB)
1,150	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	767,993
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	343,516
	Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (6), (7)
1,988	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project,	3/14 at 102.00	N/R	1,826,157
	Series 2004A, 6.200%, 3/01/34
998	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	751,464
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
995	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	568,006
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
960	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	699,446
	Series 2006, 6.000%, 3/01/36
29,257	Total Illinois			26,026,384
	Indiana – 10.9% (8.0% of Total Investments)
1,000	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments,	12/20 at 100.00	A–	999,230
	Series 2011A, 7.250%, 12/01/45 (WI/DD, Settling 2/03/11)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/12 at 103.00	N/R	5,332,224
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	760,700
	Bond Trust 10-77W, 18.363%, 4/01/30 – AMBAC Insured (IF)
22,770	Indiana Finance Authority, Water Facilities Refunding Revenue Bonds, Indiana-American Water	10/16 at 100.00	Baa1	17,987,843
	Company Inc. Project, Series 2006, 4.875%, 10/01/36 – AMBAC Insured (Alternative Minimum Tax)
1,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	Aa1	784,000
	Health, Series 2009, Trust 3301, 14.318%, 11/15/30 (IF) (5)
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of	3/14 at 101.00	BBB+	2,424,000
	Northwest Indiana, Series 2004A, 6.000%, 3/01/34
200	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific	4/11 at 100.00	Ba3	199,968
	Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	901,420
	Apartments, Series 2005A, 7.500%, 7/01/35
1,485	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	3/11 at 102.00	N/R	1,521,338
	Series 1998, 7.250%, 11/01/18 (Pre-refunded 3/09/11) (Alternative Minimum Tax)
37,565	Total Indiana			30,910,723
	Iowa – 0.3% (0.2% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	814,860
	5.500%, 7/01/25
	Louisiana – 6.3% (4.6% of Total Investments)
5,000	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB–	5,051,000
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	9/16 at 100.00	N/R	190,000
	Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36 (6), (7)
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	822,680
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	1,732,080
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,008,725
	Series 2007A, 5.250%, 5/15/38
1,590	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation, Series 2007B,	5/17 at 100.00	Baa1	1,262,206
	5.500%, 5/15/47
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	4/11 at 100.00	N/R	5,124,385
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	A–	1,824,560
	Series 2001B, 5.875%, 5/15/39
21,215	Total Louisiana			18,015,636
	Maine – 1.0% (0.7% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	2,880,578
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.8% (1.3% of Total Investments)
1,000	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	804,650
	9/01/39 – SYNCORA GTY Insured
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,622,925
	Center, Series 2006B, 5.250%, 12/01/31
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/11 at 100.00	N/R	1,999,640
	7.400%, 9/01/19 (Alternative Minimum Tax)
350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	344,659
	Series 2004, 5.500%, 8/15/33
435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/11 at 100.00	B3	293,973
	5.300%, 7/01/24 (6)
6,285	Total Maryland			5,065,847
	Massachusetts – 0.4% (0.3% of Total Investments)
400	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	378,628
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	CCC	695,790
	Community Services Inc., Series 2004B, 6.375%, 7/01/34 (6), (7)
1,750	Total Massachusetts			1,074,418
	Michigan – 3.5% (2.6% of Total Investments)
1,180	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds,	4/11 at 100.00	N/R	1,005,915
	Series 1999, 7.000%, 4/01/29
835	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds,	4/11 at 100.00	N/R	793,601
	Series 2000, 8.000%, 4/01/29
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,390	5.500%, 5/01/21	5/11 at 100.00	B–	744,734
15	5.500%, 5/01/21 – ACA Insured	5/21 at 100.00	B–	8,316
1,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	AA	687,840
	3789, 18.559%, 5/01/18 (IF) (5)
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27	8/17 at 100.00	N/R	699,710
1,000	5.000%, 8/15/38	8/17 at 100.00	N/R	623,980
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	11/15 at 100.00	BBB	926,010
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	710,300
	Public School Academy, Series 2007, 5.000%, 9/01/36
500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,	5/15 at 100.00	AAA	570,515
	Series 2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,255,170
	Series 2005A, 6.750%, 11/15/38
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,116,690
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,000	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005,	11/15 at 100.00	BB+	784,330
	5.500%, 11/01/30
12,420	Total Michigan			9,927,111
	Minnesota – 1.5% (1.1% of Total Investments)
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,189,810
	Series 2004A, 6.750%, 12/01/33
1,275	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds,	6/14 at 102.00	N/R	1,216,337
	Higher Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds,	6/14 at 102.00	N/R	926,002
	HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus,	5/15 at 100.00	N/R	898,900
	Series 2005B, 6.000%, 5/01/30
4,700	Total Minnesota			4,231,049
	Mississippi – 0.6% (0.4% of Total Investments)
892	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	621,818
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper	9/18 at 100.00	BBB	1,019,800
	Company Project, Series 2008A, 6.500%, 9/01/32
1,892	Total Mississippi			1,641,618
	Missouri – 2.5% (1.8% of Total Investments)
2,000	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds,	7/17 at 100.00	N/R	722,200
	Series 2007B, 6.000%, 7/01/37 (Alternative Minimum Tax)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	955,330
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	4,892,873
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC
	Insured (Alternative Minimum Tax) (UB)
795	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	6/11 at 100.00	N/R	621,626
	Projects, Series 2007A, 6.000%, 3/27/26
9,730	Total Missouri			7,192,029
	Montana – 3.2% (2.4% of Total Investments)
2,700	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company,	7/11 at 100.50	B+	2,701,944
	Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
2,600	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP,	No Opt. Call	N/R	2,483,910
	Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)
4,005	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Community Medical	6/20 at 100.00	Aa3	3,962,307
	Center, Inc., Series 2010D, 5.500%, 6/01/35 (5)
9,305	Total Montana			9,148,161
	Nebraska – 2.6% (1.9% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	7,447,958
	Series 2006A, 19.388%, 8/01/40 – AMBAC Insured (IF)
	Nevada – 0.5% (0.3% of Total Investments)
1,410	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142,	8/16 at 100.00	N/R	1,275,345
	Series 2003, 6.375%, 8/01/23
4,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	9,000
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (7)
5,910	Total Nevada			1,284,345
	New Jersey – 2.2% (1.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/14 at 100.00	BBB	1,350,555
	5.750%, 6/15/29
1,660	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/11 at 100.50	B	1,510,534
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/11 at 101.00	B	492,050
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	905,620
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa1	650,826
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA+	1,008,110
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	302,655
	Series 2007-1A, 5.000%, 6/01/41
6,760	Total New Jersey			6,220,350
	New York – 3.0% (2.2% of Total Investments)
1,000	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	979,960
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,000	5.750%, 10/01/37	10/17 at 100.00	N/R	618,300
3,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,829,610
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	2/11 at 100.00	CCC+	1,507,645
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
1,375	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	BBB	1,386,591
	Bank of America Tower at One Bryant Park Project, Series 2010, 6.375%, 7/15/49
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	251,843
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42
1,000	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	No Opt. Call	BB	908,730
	Series 2007A, 5.250%, 12/01/16
1,000	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds,	11/20 at 100.00	A3	966,120
	Series 2010-C2, 6.125%, 11/01/37
10,340	Total New York			8,448,799
	North Carolina – 2.4% (1.8% of Total Investments)
1,260	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	805,228
	Bonds, Series 2008, Trust 1149, 13.223%, 7/15/32 (IF)
5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	4,674,670
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,	10/16 at 100.00	AA+	1,365,283
	Series 2008, Tender Option Bonds Trust 3248, 26.629%, 10/01/21 (IF)
7,720	Total North Carolina			6,845,181
	Ohio – 4.4% (3.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
315	5.125%, 6/01/24	6/17 at 100.00	Baa3	237,507
375	5.750%, 6/01/34	6/17 at 100.00	Baa3	248,708
10,855	5.875%, 6/01/47	6/17 at 100.00	Baa3	7,150,188
2,990	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	BBB–	2,263,968
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,234,758
	2010B, 6.000%, 12/01/30
1,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	Ba3	906,290
	(Alternative Minimum Tax)
4,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	730,000
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (6), (7)
20,805	Total Ohio			12,771,419
	Oklahoma – 1.2% (0.8% of Total Investments)
940	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	767,378
	7.000%, 1/01/35
2,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa2	2,533,325
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
3,440	Total Oklahoma			3,300,703
	Pennsylvania – 2.8% (2.0% of Total Investments)
800	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	11/19 at 100.00	BB	808,256
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project,
	Refunding Series 2009, 6.875%, 5/01/30
375	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital,	No Opt. Call	Ca	351,090
	Series 2005, 6.000%, 11/15/16
965	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	764,405
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	1,688,940
	Immaculata University, Series 2005, 5.750%, 10/15/37
400	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	346,812
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB+	3,954,600
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
8,540	Total Pennsylvania			7,914,103
	Rhode Island – 1.8% (1.3% of Total Investments)
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	1,009,120
	12/01/28 (Alternative Minimum Tax)
4,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	4,191,413
	Series 2002A, 6.250%, 6/01/42
5,835	Total Rhode Island			5,200,533
	South Carolina – 1.3% (0.9% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District,	11/17 at 100.00	N/R	2,368,960
	Series 2007A, 7.750%, 11/01/39 (6), (7)
1,185	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds,	4/13 at 101.00	BBB	1,189,941
	International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)
5,185	Total South Carolina			3,558,901
	Tennessee – 3.4% (2.5% of Total Investments)
1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	859,000
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,812,340
	Wellmont Health System, Series 2006C, 5.250%, 9/01/26
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
250	5.500%, 11/01/37 (6), (7), (8)	11/17 at 100.00	N/R	100,000
63	5.500%, 11/01/46 (6), (7), (8)	11/17 at 100.00	N/R	25,000
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/23	No Opt. Call	Ba3	947,880
5,601	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	5,228,814
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	668,533
	Rutland Place, Series 2007A, 6.300%, 7/01/37
10,879	Total Tennessee			9,641,567
	Texas – 13.1% (9.5% of Total Investments)
1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	701,590
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	1,701,840
	Series 2006B, 5.750%, 1/01/34
1,800	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier	7/11 at 100.00	N/R	1,788,840
	Series 2001C, 9.750%, 1/01/26
10	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	9,416
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
700	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	261,499
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education	12/20 at 100.00	BBB–	866,630
	Charter School, Series 2010A, 6.000%, 12/01/30
2,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	No Opt. Call	BBB–	2,216,900
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	9.000%, 2/15/38
1,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	CCC+	1,264,673
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,784,395
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	6,205,121
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba2	588,873
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
2,045	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	Baa1	1,727,657
	5.250%, 11/15/30 – NPFG Insured
1,000	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	794,920
	6.000%, 2/15/36
2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/11 at 100.00	B3	1,731,504
	Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B3	602,532
975	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B3	945,009
1,000	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/11 at 100.00	N/R	742,240
	Education Foundation, Series 2007A, 5.450%, 8/15/36
1,035	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,040,703
2,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	1,913,380
	Series 2004, 5.875%, 12/01/24
590	Rio Grande Valley Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	2/11 at 100.00	Baa1	564,783
	Valley Baptist Medical Center Project, Series 1992A, 6.375%, 8/01/22 – NPFG Insured
2,000	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	1,469,920
	Texas Health Resources Project, Trust 1031, 17.076%, 2/15/30 (IF)
810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds,	12/19 at 100.00	Baa2	811,272
	NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
5,500	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	5,556,100
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos	2/15 at 100.00	BBB	847,490
	Foundation Inc., Series 2007A, 5.375%, 2/15/37
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/13 at 101.00	CCC–	103,272
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	Baa2	810,630
	Medical Center Regional Healthcare System, Series 2007A, 5.250%, 11/01/32
41,200	Total Texas			37,051,189
	Virgin Islands – 2.5% (1.8% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	421,613
	Series 2009A, 6.750%, 10/01/37
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	4,803,550
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
2,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	Baa3	1,879,820
	Hovensa LLC, Series 2004, 5.875%, 7/01/22
7,420	Total Virgin Islands			7,104,983
	Virginia – 1.4% (1.0% of Total Investments)
1,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	5/11 at 100.00	B+	994,790
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
1,940	Isle of Wight County Industrial Development Authority, Virginia, Environmental Improvement	3/17 at 100.00	BBB	1,560,633
	Revenue Bonds, International Paper Company Project, Series 2007A, 4.700%, 3/01/31
	(Alternative Minimum Tax)
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	BBB+	1,328,032
	Appriciation Series 2009B-2, 0.000%, 10/01/38 – AGC Insured
12,340	Total Virginia			3,883,455
	Washington – 2.9% (2.1% of Total Investments)
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,780	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,295,893
4,745	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	3,318,511
2,660	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	1,623,079
1,000	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber	12/17 at 100.00	N/R	500,000
	Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax) (6), (7)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,519,780
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
12,185	Total Washington			8,257,263
	West Virginia – 0.6% (0.5% of Total Investments)
500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	437,290
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	No Opt. Call	N/R	419,755
	Financing District, Series 2007A, 5.850%, 6/01/34
1,000	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/14 at 100.00	A2	939,880
	Center, Series 2009A, 5.500%, 9/01/28
2,000	Total West Virginia			1,796,925
	Wisconsin – 5.7% (4.2% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds,	12/14 at 101.00	N/R (4)	685,058
	Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
1,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds,	12/18 at 102.00	N/R	900,130
	Series 2006, 7.000%, 12/01/26
2,210	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/11 at 100.00	A3	2,129,799
	Series 1999A, 5.600%, 2/15/29 – ACA Insured
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/11 at 100.00	Baa1	1,414,530
	Series 1997, 5.750%, 2/15/27 – NPFG Insured
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health	4/14 at 100.00	N/R	902,370
	Center Inc., Series 2004A, 6.250%, 4/01/34
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc.,	12/19 at 100.00	A1	962,719
	Series 2009A, 5.500%, 12/15/38
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
5,995	5.250%, 8/15/26 (UB)	8/16 at 100.00	BBB+	5,346,161
4,500	5.250%, 8/15/34 (UB)	8/16 at 100.00	BBB+	3,812,130
17,755	Total Wisconsin			16,152,898
$ 472,978	Total Investments (cost $435,053,793) – 137.0%			388,581,285
	Floating Rate Obligations – (6.4)%			(18,170,000)
	Other Assets Less Liabilities – 2.9% (11)			8,319,105
	Auction Rate Preferred Shares, at Liquidation Value – (33.5)% (9)			(95,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 283,730,390

Investments in Derivatives
Forward Swaps outstanding at January 31, 2011:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
Barclays Bank PLC	$2,500,000	Recieve	3-Month USD-LIBOR	4.720%	Semi-Annually	5/25/11	5/25/40	$(145,325)
JPMorgan	4,000,000	Recieve	3-Month USD-LIBOR	4.783	Semi-Annually	5/05/11	5/05/40	(284,289)
								$(429,614)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$382,219,186	$6,362,099	$388,581,285
Derivatives:
Forward Swaps*	—	(429,614)	—	(429,614)
Total	$—	$381,789,572	$6,362,099	$388,151,671

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal
Bonds
Balance at the beginning of period	$6,926,205
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(980,136)
Purchases at cost	—
Sales at proceeds	(280,047)
Net discounts (premiums)	287
Transfers in to	695,790
Transfers out of	—
Balance at the end of period	$6,362,099

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation	$—	Unrealized depreciation	$429,614
		on forward swaps*		on forward swaps*
* Represents cumulative appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments (excluding investments in derivatives) was $419,462,335.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$14,894,181
Depreciation	(63,946,110)
Net unrealized appreciation (depreciation) of investments	$(49,051,929)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees.
(9)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 24.4%.
(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(11)	Other Assets Less Liabilities includes value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011